OTHER ACCOUNTS RECEIVABLE (Details 1) - Other accounts receivable - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Allowances, beginning	$ (0.6)	$ 0.0
Creation	(0.4)	(0.6)
Released	0.2	0.0
Utilized	0.2	0.0
Allowances, ending	$ (0.6)	$ (0.6)